Basis for the presentation of the consolidated financial statements and applicable accounting standard - 2.3 Significant accounting policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) segment risk	Dec. 31, 2023 segment
Disclosure Of Significant Accounting Policies [line items]
Percentage reflecting the past due amount	1.00%
Useful life, intangible assets (in years)	5 years
Settlement of termination benefits (in months)	12 months
Number of reportable segments | segment	1	1
Furniture And Facilities
Disclosure Of Significant Accounting Policies [line items]
Useful life (in years)	10 years
Automobiles
Disclosure Of Significant Accounting Policies [line items]
Useful life (in years)	5 years
Equipment | Min
Disclosure Of Significant Accounting Policies [line items]
Useful life (in years)	3 years
Equipment | Max
Disclosure Of Significant Accounting Policies [line items]
Useful life (in years)	5 years
Defaulted Exposure
Disclosure Of Significant Accounting Policies [line items]
Total risk, threshold | risk	30,000
Total risk, percentage	40.00%
Watch List Exposure
Disclosure Of Significant Accounting Policies [line items]
Total risk, threshold | risk	100,000
Total risk, percentage	20.00%
Retail Portfolio
Disclosure Of Significant Accounting Policies [line items]
Past due amounts fixed in local currency | $	$ 23
Wholesale Portfolio
Disclosure Of Significant Accounting Policies [line items]
Past due amounts fixed in local currency | $	$ 117